10-Q Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Reclassification adjustment for loss on derivative instruments included in net income (loss), tax	$ 13	$ 27	$ 28	$ 54	$ 107	$ 107	$ 107
Postretirement liability gains (losses) arising during the period, tax	(6)	1,879	(6)	1,879	3,586	1,011	(683)
Amortization of postretirement liability losses included in net periodic benefit cost, tax	$ 15	$ 71	$ 31	$ 142	$ 292	$ 363	$ 351